Shareholder Report, Line Graph (Details) 190119_Angel Oak Mortgage-Backed Securities ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jun. 04, 2021	Jan. 31, 2026
Angel Oak Mortgage-Backed Securities ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Angel Oak Mortgage-Backed Securities ETF NAV
Accumulated Value	$ 9,714	$ 9,254	$ 9,051	$ 9,872	$ 10,000	$ 10,532
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,404	9,213	9,024	9,847	10,000	$ 10,048
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Mortgage-Backed Securities Index
Accumulated Value	$ 9,392	$ 9,191	$ 9,080	$ 9,819	$ 10,000	$ 10,188